Subsequent Events (Details)	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent event description	In connection with the closing of the Business Combination, all issued and outstanding Class A ordinary shares and Class B ordinary shares of SAITECH Limited were converted into Class A ordinary shares and Class B ordinary shares of SAI.TECH Global Corporation at an exchange ratio of .13376. As such, 9,169,375 Class A ordinary shares and 9,630,634 Class B ordinary shares of SAI.TECH Global Corporation were issued upon the closing of the Business Combination.